Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Interest income
Loans	[1]	$ 28,151	$ 31,925	$ 27,790
Securities
Interest	[1]	5,432	7,843	6,685
Dividends	[1]	1,714	1,548	1,234
Deposits with banks	[1]	350	683	713
Total interest income	[1]	35,647	41,999	36,422
Interest expense (Note 30)
Deposits		7,163	13,675	10,489
Securitization liabilities		363	524	586
Subordinated notes and debentures		426	395	337
Other		2,084	3,474	2,771
Total interest expense		10,036	18,068	14,183
Net interest income		25,611	23,931	22,239
Non-interest income
Investment and securities services		5,341	4,872	4,714
Credit fees		1,400	1,289	1,210
Net securities gain (loss) (Note 7)		40	78	111
Trading income (loss)		1,404	1,047	1,052
Income (loss) from non-trading financial instruments at fair value through profit or loss		14	121	48
Income (loss) from financial instruments designated at fair value through profit or loss		55	8	(170)
Service charges		2,593	2,885	2,716
Card services		2,154	2,465	2,376
Insurance revenue (Note 22)		4,565	4,282	4,045
Other income (loss)		469	87	551
Total non-interest income		18,035	17,134	16,653
Total revenue		43,646	41,065	38,892
Provision for credit losses (Note 8)		7,242	3,029	2,480
Insurance claims and related expenses (Note 22)		2,886	2,787	2,444
Non-interest expenses
Salaries and employee benefits (Note 24)		11,891	11,244	10,377
Occupancy, including depreciation		1,990	1,835	1,765
Equipment, including depreciation		1,287	1,165	1,073
Amortization of other intangibles		817	800	815
Marketing and business development		740	769	803
Restructuring charges (recovery)		(16)	175	73
Brokerage-related and sub-advisory fees		362	336	359
Professional and advisory services		1,144	1,322	1,194
Other		3,389	4,374	3,736
Total non-interest expenses		21,604	22,020	20,195
Income (loss) before income taxes and equity in net income of an investment in TD Ameritrade		11,914	13,229	13,773
Provision for (recovery of) income taxes (Note 25)		1,152	2,735	3,182
Net income	[2]	11,895	11,686	11,334
Preferred dividends		267	252	214
Net income available to common shareholders and non-controlling interests in subsidiaries		11,628	11,434	11,120
Attributable to:
Common shareholders		$ 11,628	11,416	11,048
Non-controlling interests in subsidiaries			$ 18	$ 72
Earnings per share (Canadian dollars) (Note 26)
Basic		$ 6.43	$ 6.26	$ 6.02
Diluted		6.43	6.25	6.01
Dividends per common share (Canadian dollars)		$ 3.11	$ 2.89	$ 2.61
TD Ameritrade [member]
Non-interest expenses
Equity in net income of an investment in TD Ameritrade (Note 12)		$ 1,133	$ 1,192	$ 743

[1]	Includes $32,524 million, for the year ended October 31, 2020 (October 31, 2019 - $34,828 million; October 31, 2018 - $30,639 million), which has been calculated based on the effective interest rate method (EIRM). Refer to Note 30.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.